Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and the Estimated Fair Value of the Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets Liabilities Quantitative Information [Line Items]
Securities available for sale	$ 100,280,000	$ 91,638,000
Loans held for investment, net	302,253,000	322,382,000
Loans held for sale	1,139,000	5,373,000
Restricted stock	717,000	1,500,000
Bank-owned life insurance	6,516,000	6,394,000
Accrued interest receivable	1,747,000	1,753,000
Deposits	453,708,000	457,612,000
Short-term borrowings	5,509,000	18,690,000
Accrued interest payable	224,000	270,000
Carrying Value [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	72,394,000	81,728,000
Securities available for sale	100,280,000	91,638,000
Loans held for investment, net	302,253,000	322,382,000
Loans held for sale	1,139,000	5,373,000
Restricted stock	1,184,000	2,265,000
Bank-owned life insurance	6,516,000	6,394,000
Mortgage servicing rights	2,356,000	2,394,000
Accrued interest receivable	1,747,000	1,753,000
Deposits	453,708,000	457,612,000
Short-term borrowings	5,509,000	18,690,000
Long-term borrowings	36,000	1,546,000
Junior subordinated debt	11,127,000	11,127,000
Accrued interest payable	224,000	270,000
Estimated Fair Value [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	72,394,000	81,728,000
Securities available for sale	100,280,000	91,638,000
Loans held for investment, net	308,112,000	331,386,000
Loans held for sale	1,139,000	5,373,000
Restricted stock	1,184,000	2,265,000
Bank-owned life insurance	6,516,000	6,394,000
Mortgage servicing rights	3,085,000	2,394,000
Accrued interest receivable	1,747,000	1,753,000
Deposits	438,593,000	446,669,000
Short-term borrowings	5,509,000	18,690,000
Long-term borrowings	36,000	1,702,000
Junior subordinated debt	11,271,000	11,268,000
Accrued interest payable	224,000	270,000
Level 1 [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	72,394,000	81,728,000
Securities available for sale	21,286,000	19,576,000
Loans held for investment, net
Loans held for sale
Restricted stock	1,184,000	2,265,000
Bank-owned life insurance
Mortgage servicing rights
Accrued interest receivable
Deposits
Short-term borrowings
Long-term borrowings
Junior subordinated debt
Accrued interest payable
Level 2 [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents
Securities available for sale	78,994,000	72,062,000
Loans held for investment, net
Loans held for sale	1,139,000	5,373,000
Restricted stock
Bank-owned life insurance
Mortgage servicing rights
Accrued interest receivable
Deposits
Short-term borrowings	5,509,000	18,690,000
Long-term borrowings	36,000	1,702,000
Junior subordinated debt
Accrued interest payable
Level 3 [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents
Securities available for sale
Loans held for investment, net	308,112,000	331,386,000
Loans held for sale
Restricted stock
Bank-owned life insurance	6,516,000	6,394,000
Mortgage servicing rights	3,085,000	2,394,000
Accrued interest receivable	1,747,000	1,753,000
Deposits	438,593,000	446,669,000
Short-term borrowings
Long-term borrowings
Junior subordinated debt	11,271,000	11,268,000
Accrued interest payable	$ 224,000	$ 270,000